12025117

NYSE Euronext

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

January 30, 2012

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS
File No. 001-35410

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, MATADOR RESOURCES COMPANY, Common Stock, $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 27, 2012. Tentative listing date – February 2, 2012.

Sincerely,